Investments (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Investments	R$ 125,247	R$ 136,510	R$ 135,652	R$ 154,890
Joint venture
Investment [Line Items]
Investments	40,373	42,346	45,464
Investments
Investment [Line Items]
Investments	42,645	42,115	38,139
Tax incentives, net of allowances for losses
Investment [Line Items]
Investments	31,876	31,579	31,579
Other Investment
Investment [Line Items]
Investments	R$ 10,353	R$ 20,470	R$ 20,470